FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - The Expected Credit Loss for Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 69,715	$ 55,862	$ 65,886
Lifetime expected credit loss	1,663	1,475
Individually impaired trade receivable	638	402
Total allowance for credit losses	$ 2,301	$ 1,877	$ 2,209
Not Overdue [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 65,090	$ 50,630
Lifetime expected credit loss	$ 4	$ 0
Due, 0 to 30 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	1.00%
Gross carrying amount	$ 1,933	$ 2,513
Lifetime expected credit loss	$ 6	$ 15
Due, 31 to 60 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	1.00%	2.00%
Gross carrying amount	$ 192	$ 918
Lifetime expected credit loss	$ 1	$ 14
Due 61 to 90 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	17.00%	11.00%
Gross carrying amount	$ 190	$ 138
Lifetime expected credit loss	$ 33	$ 15
Due 91 to 180 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	25.00%	14.00%
Gross carrying amount	$ 300	$ 83
Lifetime expected credit loss	$ 74	$ 12
Due over 180 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	77.00%	90.00%
Gross carrying amount	$ 2,010	$ 1,580
Lifetime expected credit loss	$ 1,545	$ 1,419